Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenues [Line Items]
Revenues	$ 21,431,952	$ 18,149,244	$ 16,732,688
System integration projects [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenues	16,626,302	16,586,039	16,254,922
Product sales [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenues	4,582,178	1,202,206	273,054
Engineering consulting services [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenues	$ 223,472	$ 360,999	$ 204,712